SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS DATED MAY 1, 2018

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS VARIABLE SEPARATE ACCOUNT

Polaris II Variable Annuity

Effective on or about October 22, 2018, the following Underlying Fund of the Anchor Series Trust (“AST”) has been renamed as indicated below.

Former Underlying Fund Name	New Underlying Fund Name	Managed By	Trust
SA Edge Asset Allocation	SA PGI Asset Allocation	Principal Global Investors, LLC	AST

Effective on or about October 22, 2018, the following Target Underlying Funds of the SunAmerica Series Trust (“SAST”) have been reorganized and merged into the Acquiring Underlying Funds as indicated below.

Target Underlying Fund	Acquiring Underlying Fund	Managed By	Trust
SA Boston Company Capital Growth	SA AB Growth	AllianceBernstein L.P.	SAST
SA Wellington Growth
SA Wellington Natural Resources
SA WellsCap Fundamental Growth
SA MFS Telecom Utility	SA Legg Mason BW Large Cap Value	Brandywine Global Investment Management, LLC	SAST

The investment requirements for the following living benefits have been amended as a result of the fund name change and mergers described above.

MARKETLOCK INCOME PLUS and MARKETLOCK FOR LIFE PLUS (Contracts issued on or after May 1, 2009) and MARKETLOCK FOR LIFE PLUS 6% OPTION (Contracts issued prior to May 1, 2009)

The following replaces the investment requirement option 4 if you elected either the MarketLock Income Plus, MarketLock for Life Plus or MarketLock for Life Plus 6% living benefit.

4. Invest in accordance with the requirements outlined in the table below:

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Bond, Cash and Fixed Accounts	Minimum 20%* Maximum 100% *(30%, for MarketLock Income Plus and MarketLock for Life Plus issues on or after 5/1/09)

SA DFA Ultra Short Bond

SA Federated Corporate Bond

SA Goldman Sachs Global Bond

SA JPMorgan MFS Core Bond

SA Wellington Government and Quality Bond

SA Wellington Real Return

DCA Fixed Accounts (if available)++

6-Month DCA

1-Year DCA

2-Year DCA

B. Equity Maximum	Minimum 0% Maximum 80%** **(70%, for MarketLock Income Plus and	Balanced (JPM) + Conservative Balanced + Conservative Growth + Franklin Founding Funds Allocation VIP Fund Equity Income Account + Flexible Income + Franklin Income VIP Fund

MarketLock For Life Plus issued on or after 5/1/09)

Invesco V.I. American Franchise Fund

Invesco V.I. Comstock Fund

Invesco V.I. Growth and Income Fund

Lord Abbett Growth and Income

SA AB Growth

SA AB Small & Mid Cap Value

SA American Funds Asset Allocation

SA American Funds Global Growth

SA American Funds Growth

SA American Funds Growth-Income

SA Dogs of Wall Street

SA Janus Focused Growth

SA JPMorgan Diversified Balanced

SA JPMorgan Equity-Income

SA JPMorgan Global Equities

SA Legg Mason BW Large Cap Value

SA MFS Blue Chip Growth

SA MFS Massachusetts Investors Trust

SA MFS Total Return

SA Morgan Stanley International Equities

SA Oppenheimer Main Street Large Cap

SA PGI Asset Allocation

SA PineBridge High-Yield Bond

SA Putnam International Growth and Income

SA Templeton Foreign Value

SA Wellington Capital Appreciation

SA WellsCap Aggressive Growth

Strategic Growth +

C. Limited Equity	Minimum 0% Maximum 20%*** ***(10%, for MarketLock Income Plus and MarketLock For Life Plus issued on or after 5/1/09)	SA Columbia Technology SA Fidelity Institutional AM® Real Estate SA Franklin Small Company Value SA Invesco Growth Opportunities SA JPMorgan Emerging Markets SA JPMorgan Mid-Cap Growth

+ Only available if you purchased your contract through Chase Investment Services Corporation (formerly WaMu Investments, Inc.)

++ You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

MARKETLOCK FOR LIFE

The following replaces the investment requirement option 4 if you elected the MarketLock for Life living benefit.

4. Invest in accordance with the requirements outlined in the table below:

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Bond, Cash and Fixed Accounts	Minimum 30% Maximum 100%

SA DFA Ultra Short Bond

SA Federated Corporate Bond

SA Goldman Sachs Global Bond

SA JPMorgan MFS Core Bond

SA Wellington Government and Quality Bond

SA Wellington Real Return

DCA Fixed Accounts (if available)+

6-Month DCA

1-Year DCA

2-Year DCA

B. Equity Maximum	Minimum 0% Maximum 70%

Franklin Founding Funds Allocation VIP Fund

Franklin Income VIP Fund

Invesco V.I. American Franchise Fund

Invesco V.I. Comstock Fund

Invesco V.I. Growth and Income Fund

Lord Abbett Growth and Income

SA AB Growth

SA AB Small & Mid Cap Value

SA American Funds Asset Allocation

SA American Funds Global Growth

SA American Funds Growth

SA American Funds Growth-Income

SA Dogs of Wall Street

SA Janus Focused Growth

SA JPMorgan Diversified Balanced

SA JPMorgan Equity-Income

SA JPMorgan Global Equities

SA Legg Mason BW Large Cap Value

SA MFS Blue Chip Growth

SA MFS Massachusetts Investors Trust

SA MFS Total Return

SA Morgan Stanley International Equities

SA Oppenheimer Main Street Large Cap

SA PGI Asset Allocation

SA PineBridge High-Yield Bond

SA Putnam International Growth and Income

SA Templeton Foreign Value

SA Wellington Capital Appreciation

SA WellsCap Aggressive Growth

C. Limited Equity	Minimum 0% Maximum 10%	SA Columbia Technology SA Fidelity Institutional AM® Real Estate SA Franklin Small Company Value SA Invesco Growth Opportunities SA JPMorgan Emerging Markets SA JPMorgan Mid-Cap Growth

+ You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

MARKETLOCK INCOME PLUS or MARKETLOCK FOR LIFE PLUS EXTENSION (Contracts purchased between May 4, 2009 – January 18, 2010) and MARKETLOCK FOR LIFE (Contracts purchased between May 4, 2009 – May 31, 2010)

The following replaces the investment requirement option 3 and 4 if you elected the extension of the Income Base Evaluation Period and initial Income Credit Period (not applicable to MarketLock for Life) on or about your fifth contract anniversary.

Option 3	25% SA VCP Dynamic Allocation and 25% SA VCP Dynamic Strategy and 50% in one of the Allocations referenced at the end of this supplement
Option 4

At least 50% and up to 100% in one or more of the following:

SA DFA Ultra Short Bond

SA VCP Dynamic Allocation

SA VCP Dynamic Strategy

Up to 50% in accordance with the requirements outline in the table below:

	Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
	A. Bond, Cash and Fixed Accounts	Minimum 15% Maximum 50%	SA Federated Corporate Bond SA Goldman Sachs Global Bond SA JPMorgan MFS Core Bond

SA Wellington Government and Quality Bond SA Wellington Real Return DCA Fixed Accounts (if available) 6-Month DCA 1-Year DCA 2-Year DCA Fixed Accounts 1-Year Fixed (if available)
B. Equity Maximum	Minimum 0% Maximum 35%

Franklin Founding Funds Allocation VIP Fund

Franklin Income VIP Fund

Invesco V.I. American Franchise Fund

Invesco V.I. Comstock Fund

Invesco V.I. Growth and Income Fund

Lord Abbett Growth and Income

SA AB Growth

SA AB Small & Mid Cap Value

SA American Funds Asset Allocation

SA American Funds Global Growth

SA American Funds Growth

SA American Funds Growth-Income

SA Dogs of Wall Street

SA Franklin Foreign Value

SA JPMorgan Balanced

SA JPMorgan Equity-Income

SA JPMorgan Global Equities

SA Legg Mason BW Large Cap

SA Legg Mason BW Large Cap Value

SA Marsico Focused Growth

SA MFS Blue Chip Growth

SA MFS Massachusetts Investors Trust

SA MFS Total Return

SA Morgan Stanley International Equities

SA Oppenheimer Main Street Large Cap

SA PineBridge High-Yield Bond

SA Putnam International Growth and Income

SA Wellington Capital Appreciation

SA WellsCap Aggressive Growth

C. Limited Equity	Minimum 0% Maximum 5%	SA Columbia Technology SA Fidelity Institutional AM® Real Estate SA Franklin Small Company Value SA Invesco Growth Opportunities SA JPMorgan Emerging Markets SA JPMorgan Mid-Cap Growth

MARKETLOCK FOR LIFE EXTENSION (Contracts purchased between May 4, 2009 – January 20, 2012)

The following replaces the investment requirement option 3 and 4 if you elected the extension of the Income Base Evaluation Period on or about your fifth contract anniversary.

Option 3	25% SA VCP Dynamic Allocation and 25% SA VCP Dynamic Strategy and 50% in one of the Allocations referenced at the end of this supplement
Option 4	At least 50% and up to 100% in one or more of the following: SA DFA Ultra Short Bond SA VCP Dynamic Allocation SA VCP Dynamic Strategy

Up to 50% in accordance with the requirements outline in the table below:
Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Bond, Cash and Fixed Accounts	Minimum 15% Maximum 50%

SA Federated Corporate Bond

SA Goldman Sachs Global Bond

SA JPMorgan MFS Core Bond

SA Wellington Government and Quality Bond

SA Wellington Real Return

DCA Fixed Accounts (if available)

6-Month DCA

1-Year DCA

2-Year DCA

Fixed Accounts

1-Year Fixed (if available)

B. Equity Maximum	Minimum 0% Maximum 35%

Franklin Founding Funds Allocation VIP Fund

Franklin Income VIP Fund

Invesco V.I. American Franchise Fund, Series II Shares

Invesco V.I. Comstock Fund, Series II Shares

Invesco V.I. Growth and Income Fund, Series II Shares

Lord Abbett Growth and Income

SA AB Growth

SA AB Small & Mid Cap Value

SA American Funds Asset Allocation

SA American Funds Global Growth

SA American Funds Growth

SA American Funds Growth-Income

SA Dogs of Wall Street

SA Franklin Foreign Value

SA JPMorgan Balanced

SA JPMorgan Equity-Income

SA JPMorgan Global Equities

SA Legg Mason BW Large Cap

SA Legg Mason BW Large Cap Value

SA Marsico Focused Growth

SA MFS Blue Chip Growth

SA MFS Massachusetts Investors Trust

SA MFS Total Return

SA Morgan Stanley International Equities

SA Oppenheimer Main Street Large Cap

SA PineBridge High-Yield Bond

SA Putnam International Growth and Income

SA Wellington Capital Appreciation

SA WellsCap Aggressive Growth

C. Limited Equity	Minimum 0% Maximum 5%	SA Columbia Technology SA Fidelity Institutional AM® Real Estate SA Franklin Small Company Value SA Invesco Growth Opportunities SA JPMorgan Emerging Markets SA JPMorgan Mid-Cap Growth

MARKETLOCK FOR LIFE PLUS +6% OPTION EXTENSION (Contracts purchased between March 12, 2007 – May 1, 2009)

The following replaces the investment requirement option 2 and 3 if you elected the extension of the Income Base Evaluation Period on or about your tenth contract anniversary.

Option 2	25% in SA VCP Dynamic Allocation 25% in SA VCP Dynamic Strategy 50% in one of the Allocations referenced at the end of this supplement
Option 3	At least 50% in one or more of the following: SA DFA Ultra Short Bond SA VCP Dynamic Allocation SA VCP Dynamic Strategy Up to 50% in accordance with the requirements outlined in the table below:

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Bond, Cash and Fixed Accounts	Minimum 10% Maximum 50%	SA Federated Corporate Bond SA Goldman Sachs Global Bond SA JPMorgan MFS Core Bond SA Wellington Government and Quality Bond SA Wellington Real Return
B. Equity Maximum	Minimum 0% Maximum 40%

Balanced+

Conservative Balanced+

Conservative Growth+

Equity Income Account+

Flexible Income+

Franklin Founding Funds Allocation VIP Fund

Franklin Income VIP Fund

Invesco V.I. American Franchise Fund, Series II Shares

Invesco V.I. Comstock Fund, Series II Shares

Invesco V.I. Growth and Income Fund, Series II Shares

Lord Abbett Growth and Income

SA AB Growth

SA AB Small & Mid Cap Value

SA American Funds Asset Allocation

SA American Funds Global Growth

SA American Funds Growth

SA American Funds® Growth-Income

SA Dogs of Wall Street

SA Franklin Foreign Value

SA Janus Focused Growth

SA JPMorgan Balanced

SA JPMorgan Equity-Income

SA JPMorgan Global Equities

SA Legg Mason BW Large Cap Value

SA MFS Blue Chip Growth

SA MFS Massachusetts Investors Trust

SA MFS Total Return

SA Morgan Stanley International Equities

SA Oppenheimer Main Street Large Cap

SA PGI Asset Allocation

SA PineBridge High-Yield Bond

SA Putnam International Growth and Income

SA Wellington Capital Appreciation

SA WellsCap Aggressive Growth

Strategic Growth+

C. Limited Equity	Minimum 0% Maximum 10%	SA Columbia Technology SA Fidelity Institutional AM® Real Estate SA Franklin Small Company Value SA Invesco Growth Opportunities SA JPMorgan Emerging Markets SA Multi-Managed Mid Cap Growth

+ Only available if you purchased your contract through Chase Investment Services Corporation (formerly WaMu Investments, Inc.)

MARKETLOCK INCOME PLUS EXTENSION (Contracts purchased between May 1, 2008 and April 30, 2009)

The following replaces the investment requirement option 2 if you elected the extension of the Income Base Evaluation Period and initial Income Credit Period on or about your fifth contract anniversary.

Option 2	25% in SA VCP Dynamic Allocation 25% in SA VCP Dynamic Strategy 50% in one of the Allocations referenced at the end of this supplement

ALLOCATIONS

Variable Portfolios	Allocation 1	Allocation 2	Allocation 3
Invesco V.I. Comstock Fund, Series II Share	5.0%	5.0%	6.0%
Invesco V.I. Growth and Income Fund, Series II Share	6.0%	7.0%	8.0%
SA AB Growth	3.0%	4.0%	4.0%
SA AB Small & Mid Cap Value	1.0%	1.0%	1.0%
SA American Funds Global Growth	2.0%	3.0%	4.0%
SA American Funds Growth-Income	0.0%	0.0%	1.0%
SA DFA Ultra Short Bond	2.0%	1.0%	0.0%
SA Dogs of Wall Street	3.0%	3.0%	3.0%
SA Federated Corporate Bond	10.0%	8.0%	7.0%
SA Fidelity Institutional AM® Real Estate	0.0%	0.0%	0.0%
SA Franklin Small Company Value	0.0%	2.0%	2.0%
SA Goldman Sachs Global Bond	4.0%	4.0%	2.0%
SA Janus Focused Growth	0.0%	1.0%	1.0%
SA JPMorgan Emerging Markets	0.0%	1.0%	2.0%
SA JPMorgan Equity-Income	6.0%	7.0%	8.0%
SA JPMorgan MFS Core Bond	17.0%	13.0%	10.0%
SA Legg Mason BW Large Cap Value	4.0%	4.0%	4.0%
SA MFS Blue Chip Growth	2.0%	3.0%	4.0%
SA MFS Massachusetts Investors Trust	6.0%	6.0%	7.0%
SA Morgan Stanley International Equities	3.0%	3.0%	4.0%
SA Oppenheimer Main Street Large Cap	3.0%	4.0%	4.0%
SA PineBridge High-Yield Bond	4.0%	3.0%	2.0%
SA Templeton Foreign Value	3.0%	3.0%	3.0%
SA Wellington Capital Appreciation	3.0%	3.0%	4.0%
SA Wellington Government and Quality Bond	8.0%	8.0%	7.0%
SA Wellington Real Return	5.0%	3.0%	2.0%
Total	100.00%	100.00%	100.00%

Dated: April 18, 2019

Please keep this supplement with your prospectus.